Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule Of Finite Lived Intangible Assets Table [Text Block]
The following table summarizes the carrying amount of intangible assets:

	As of March 31, 2013
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value
	US$	US$	US$	US$
Customer contracts	13,684	10,642	-	3,042
Intellectual property	2,879,190	959,730	-	1,919,460
Total intangible assets, net	2,892,874	970,372	-	1,922,502

	As of March 31, 2014
	Gross carrying value	Accumulated amortization	Impairment loss	Net carrying value
	US$	US$	US$	US$
Customer contracts	12,383	12,383	-	-
Intellectual property	2,605,644	1,254,274	1,351,370	-
Total intangible assets, net	2,618,027	1,266,657	1,351,370	-